Schedule of Revenue Allowance and Accrual Activities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Beginning Balance	$ 82	$ 246	$ 246	$ 327
Provision related to current period sales	202	525	813	637
Credit or payments made during the period	(132)	(440)	(977)	(718)
Ending Balance	152	331	82	246
Returns [Member]
Disaggregation of Revenue [Line Items]
Beginning Balance	48	43	43	217
Provision related to current period sales	3	5	10	6
Credit or payments made during the period		(5)	(5)	(180)
Ending Balance	51	43	48	43
Co-pay Assistance Program [Member]
Disaggregation of Revenue [Line Items]
Beginning Balance	9	101	101	52
Provision related to current period sales	62	380	574	423
Credit or payments made during the period	(71)	(300)	(666)	(374)
Ending Balance		181	9	101
Prompt Pay Discounts [Member]
Disaggregation of Revenue [Line Items]
Beginning Balance	5	48	48	15
Provision related to current period sales	3	11	19	40
Credit or payments made during the period	(2)	(20)	(62)	(7)
Ending Balance	6	39	5	48
Government and Payor Rebates [Member]
Disaggregation of Revenue [Line Items]
Beginning Balance	20	54	54	43
Provision related to current period sales	134	129	210	168
Credit or payments made during the period	(59)	(115)	(244)	(157)
Ending Balance	$ 95	$ 68	$ 20	$ 54